Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 252	$ 87	$ 582	$ 82
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(40)	23	(16)	13
Net change of the effective portion of designated cash flow hedges	(25)	13	(10)	(1)
Total comprehensive income (loss)	$ 187	$ 123	$ 556	$ 94